MTB Money Market Fund
MTB MONEY MARKET FUND SUMMARY
Investment Goal
The Fund seeks to provide current income while maintaining liquidity and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class A2 Shares, Class I Shares, Class I2 Shares and Class S Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB Money Market Fund	Class A	Class A2	Class I	Class I2	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none	none	none	none
Redemption Fee	none	none	none	none	none
Exchange Fee	none	none	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Money Market Fund	Class A	Class A2	Class I	Class I2	Class S
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	none	0.25%	none	0.25%	0.25%
Other Expenses	0.35%	0.35%	0.35%	0.10%	0.35%
Total Annual Fund Operating Expenses	0.75%	1.00%	0.75%	0.75%	1.00%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares, Class A2 Shares, Class I Shares, Class I2 Shares and Class S Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	77	240	417	930
Class A2	102	318	552	1,224
Class I	77	240	417	930
Class I2	77	240	417	930
Class S	102	318	552	1,224

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average. The iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average are composites of money market mutual funds with investment goals similar to the Fund's goal. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 1.33% 3/31/2001 Worst Quarter 0.00% 6/30/2009
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Money Market Fund	1 Year	5 Years	10 Years	Life of Fund		Inception Date
Class A	0.01%	2.23%	1.96%
Class A2	0.01%	2.34%		1.90%	[1]	Sep. 04, 2001
Class I	0.04%	2.40%		2.19%	[1]	Aug. 18, 2003
Class I2	0.04%	2.34%		2.12%	[1]	Aug. 18, 2003
Class S	0.01%	2.07%	1.77%
iMoneyNet, Inc. First Tier Retail Average (reflects no deduction for taxes)	0.03%	2.26%	2.00%
iMoneyNet, Inc. First Tier Institutional Average (reflects no deduction for taxes)	0.08%	2.56%	2.33%
[1]	Class A2 Shares commenced operations on September 4, 2001, Class I Shares and Class I2 Shares commenced operations on August 18, 2003.